Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Number of stock options and share warrants with exercise price exceeding average market price of common stock		3.6	3.6
Restricted share awards excluded from the computation diluted earnings per share	4.1